Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Short-Term Investment Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The TDAM Short-Term Investment Fund (the "Short-Term Investment Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Investment Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Short-Term Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Investment Fund shares are held in a taxable account.
These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Investment Fund's performance. During the most recent fiscal year, the Short-Term Investment Fund's portfolio turnover rate was
		266% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Short-Term
Investment Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Short-Term Investment Fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes
		that your investment has a 5% return each year and that operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Short-Term Investment Fund invests at least 80%
of its assets in investment-grade debt securities (debt securities rated in one of the four highest ratings categories by a nationally recognized statistical rating organization). An unrated debt security may be treated as investment-
grade if warranted by the Investment Manager's analysis. For purposes of this policy, investment-grade debt securities will include all fixed-income securities (both fixed and floating-rate securities), special purpose entities
(such as asset-backed or mortgage-backed security issuers), money market securities and repurchase agreements. In addition, under normal circumstances, the Investment
Manager will maintain an average dollar-weighted maturity for the Short-Term
Investment Fund of one year or less for securities which the Short-Term Investment
Fund holds.

The Investment Manager will allocate the Short-Term Investment Fund's assets across different market sectors (for example, corporate or government securities)
and different maturities based on its view of the relative value of each sector or maturity. The Short-Term Investment Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In selecting investments for the Short-Term Investment Fund, the Investment
Manager will analyze a security's structural features and current price, trading
		opportunities and the credit quality of the issuer.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	If the Investment Manager's strategies do not work as intended, the Short-Term
Investment Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Investment Fund, or the Short-Term Investment Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Investment Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Investment Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term
Investment Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Short-Term Investment Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Investment Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Investment Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk - The Short-Term Investment Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
		other government agency.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Short-Term Investment Fund, or the Short-Term Investment Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Short-Term
Investment Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index.
Of course, past performance is not necessarily an indication of how the Short-Term
Investment Fund will perform in the future. For updated performance information, please
		call (866) 416-4031 or visit www.tdamusa.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Short-Term Investment Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Short-Term Investment Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's performance from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period covered by the bar chart, the highest and lowest quarterly returns were 1.26% (for the quarter ended 6/30/07) and -0.81% (for the quarter ended 9/30/08), respectively.
Performance Table, Heading	rr_PerformanceTableHeading	The table shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement
		account or a 401(k) plan.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund | Citigroup 1-Year Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 1-Year Treasury Bill Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund | Short-Term Investment Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	1.31%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.48%
Annual Return 2011	rr_AnnualReturn2011	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.81%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund | Short-Term Investment Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund | Short-Term Investment Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions And Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2006	[1]

[1]	Index returns provided from December 31, 2006.